March 5, 2026

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Emerging Markets Bond Fund

File Nos. 333-208636 and 811-23122

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on February 27, 2026 of Registrant’s Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/Courtney R. Taylor

Courtney R. Taylor

Secretary